Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of private warrants	$ 2,040	$ 8,900